UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	01/31/23

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2023

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2022 to January 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLDSM Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.76	$2.03	$1.22	$2.74	$2.03	$4.82	$.76
Ending value (after expenses)	$1,016.10	$1,014.80	$1,015.50	$1,014.00	$1,014.80	$1,012.00	$1,016.10
Annualized expense ratio (%)	.15	.40	.24	.54	.40	.95	.15
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.28	$1.52	$3.05	-	-	-
Ending value (after expenses)	$1,015.60	$1,014.30	$1,015.10	$1,013.60	-	-	-
Annualized expense ratio (%)	.20	.45	.30	.60	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.81	$2.03	$1.32	$2.84	$2.03	$4.82	-
Ending value (after expenses)	$1,016.30	$1,015.00	$1,015.80	$1,014.30	$1,015.00	$1,012.20	-
Annualized expense ratio (%)	.16	.40	.26	.56	.40	.95	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.81	$2.08	$1.32	$2.84	$2.23	$4.92	-
Ending value (after expenses)	$1,015.30	$1,014.00	$1,014.80	$1,013.30	$1,013.90	$1,011.20	-
Annualized expense ratio (%)	.16	.41	.26	.56	.44	.97	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLDSM Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.77	$2.04	$1.22	$2.75	$2.04	$4.84	$.77
Ending value (after expenses)	$1,024.45	$1,023.19	$1,024.00	$1,022.48	$1,023.19	$1,020.42	$1,024.45
Annualized expense ratio (%)	.15	.40	.24	.54	.40	.95	.15
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.02	$2.29	$1.53	$3.06	-	-	-
Ending value (after expenses)	$1,024.20	$1,022.94	$1,023.69	$1,022.18	-	-	-
Annualized expense ratio (%)	.20	.45	.30	.60	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.82	$2.04	$1.33	$2.85	$2.04	$4.84	-
Ending value (after expenses)	$1,024.40	$1,023.19	$1,023.89	$1,022.38	$1,023.19	$1,020.42	-
Annualized expense ratio (%)	.16	.40	.26	.56	.40	.95	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.82	$2.09	$1.33	$2.85	$2.24	$4.94	-
Ending value (after expenses)	$1,024.40	$1,023.14	$1,023.89	$1,022.38	$1,022.99	$1,020.32	-
Annualized expense ratio (%)	.16	.41	.26	.56	.44	.97	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2022 to January 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.81	$2.29	$1.37	$.51
Ending value (after expenses)	$1,017.10	$1,015.60	$1,016.60	$1,017.40
Annualized expense ratio (%)	.16	.45	.27	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$1.01	-	-	-
Ending value (after expenses)	$1,010.20	-	-	-
Annualized expense ratio (%)	.20	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.82	$2.29	$1.38	$.51
Ending value (after expenses)	$1,024.40	$1,022.94	$1,023.84	$1,024.70
Annualized expense ratio (%)	.16	.45	.27	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$1.02	-	-	-
Ending value (after expenses)	$1,024.20	-	-	-
Annualized expense ratio (%)	.20	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2023

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 9.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/1/2023, 3 Month SOFR +0.02%	4.32	220,000,000	[a]	220,000,000
2/1/2023, 3 Month SOFR +0.02%	4.32	350,000,000	[a]	349,993,372
2/1/2023, 3 Month SOFR +0.03%	4.33	85,000,000	[a]	84,998,854
2/1/2023, 3 Month SOFR +0.03%	4.33	160,000,000	[a]	160,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	169,000,000	[a]	169,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	345,000,000	[a]	345,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	115,000,000	[a]	115,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	108,000,000	[a]	108,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	46,000,000	[a]	46,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	31,000,000	[a]	31,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	20,000,000	[a]	20,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	30,000,000	[a]	30,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	46,000,000	[a]	46,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	45,000,000	[a]	45,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	30,000,000	[a]	30,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	42,000,000	[a]	42,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	26,000,000	[a]	26,000,000
2/1/2023, 3 Month FCPR -3.14%	4.37	200,000,000	[a]	199,993,190
2/1/2023, 3 Month FCPR -3.13%	4.37	125,000,000	[a]	125,000,000
2/1/2023, 3 Month SOFR +0.10%	4.40	35,000,000	[a]	35,000,000
2/1/2023, 3 Month SOFR +0.10%	4.40	120,000,000	[a]	120,000,000
2/1/2023, 3 Month SOFR +0.17%	4.47	75,000,000	[a]	75,000,000
2/1/2023, 3 Month SOFR +0.19%	4.49	80,000,000	[a]	80,000,000
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.68	325,000,000	[a]	325,000,000
Federal Home Loan Banks:
2/1/2023, 3 Month SOFR +0.02%	4.32	392,000,000	[a]	392,000,000
2/1/2023, 3 Month SOFR +0.03%	4.33	446,000,000	[a]	446,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	122,000,000	[a]	122,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	560,000,000	[a]	560,000,000
2/1/2023, 3 Month SOFR +0.03%	4.34	225,000,000	[a]	225,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	175,000,000	[a]	175,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	410,000,000	[a]	410,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	350,000,000	[a]	350,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	150,000,000	[a]	150,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	500,000,000	[a]	500,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	600,000,000	[a]	600,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	350,000,000	[a]	350,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	675,000,000	[a]	675,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	450,000,000	[a]	450,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	175,000,000	[a]	175,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	400,000,000	[a]	400,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	501,000,000	[a]	501,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	405,000,000	[a]	405,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	100,000,000	[a]	100,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	420,000,000	[a]	420,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	100,000,000	[a]	100,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	180,000,000	[a]	180,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	500,000,000	[a]	500,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	250,000,000	[a]	250,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	500,000,000	[a]	500,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	190,000,000	[a]	190,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	512,000,000	[a]	512,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	95,000,000	[a]	95,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	200,000,000	[a]	200,000,000

Dreyfus Government Cash Management(continued)
U.S. Government Agencies Obligations - 9.9%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/1/2023, 3 Month SOFR +0.07%	4.37	450,000,000	[a]	450,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	200,000,000	[a]	200,000,000
2/1/2023, 3 Month SOFR +0.09%	4.39	425,000,000	[a]	425,000,000
4/24/2023	4.39	545,000,000	[b]	539,674,442
U.S. International Development Finance Corporation:
2/7/2023, 3 Month U.S. T-BILL FLAT	4.60	11,194,444	[a]	11,194,444
2/7/2023, 3 Month U.S. T-BILL FLAT	4.60	18,125,000	[a]	18,125,000
2/7/2023, 3 Month U.S. T-BILL FLAT	4.90	9,375,000	[a]	9,375,000
2/7/2023, 3 Month U.S. T-BILL FLAT	4.90	18,615,385	[a]	18,615,385
2/7/2023, 3 Month U.S. T-BILL FLAT	4.90	18,750,000	[a]	18,750,000
2/7/2023, 3 Month U.S. T-BILL FLAT	4.90	4,631,579	[a]	4,631,579
2/7/2023, 3 Month U.S. T-BILL FLAT	4.60	25,000,000	[a]	25,000,000
Total U.S. Government Agencies Obligations (cost $14,481,351,266)				14,481,351,266
U.S. Treasury Bills - .7%
2/21/2023	4.21	435,000,000	[b]	433,999,500
3/21/2023	4.61	300,000,000	[b]	298,192,000
4/27/2023	4.50	331,000,000	[b]	327,569,093
Total U.S. Treasury Bills (cost $1,059,760,593)				1,059,760,593
U.S. Treasury Floating Rate Notes - 9.2%
2/1/2023, 3 Month U.S. T-BILL -0.08%	4.55	2,300,000,000	[a]	2,298,780,059
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	2,255,000,000	[a]	2,255,036,033
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	3,437,625,000	[a]	3,437,646,500
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.66	900,000,000	[a]	899,998,112
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.67	2,620,600,000	[a]	2,619,279,708
2/1/2023, 3 Month U.S. T-BILL +0.14%	4.77	1,031,000,000	[a]	1,030,231,099
2/1/2023, 3 Month U.S. T-BILL +0.20%	4.83	840,000,000	[a]	840,000,000
Total U.S. Treasury Floating Rate Notes (cost $13,380,971,511)				13,380,971,511
Repurchase Agreements - 78.9%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $540,064,500 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-5.25%, due 10/31/2023-2/15/2051, valued at $550,800,018)	4.30	540,000,000		540,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $750,088,542 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-5.00%, due 12/1/2028-9/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 7/1/2034-9/1/2057, valued at $765,000,000)	4.25	750,000,000		750,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $311,036,715 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 8/1/2048-9/1/2052, valued at $317,220,000)	4.25	311,000,000		311,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,000,118,333 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-4.25%, due 4/30/2024-8/15/2041, valued at $1,020,000,066)	4.26	1,000,000,000		1,000,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 78.9%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $160,019,133 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-6.50%, due 12/1/2028-10/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 1/1/2027-5/1/2058, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.74%, due 5/15/2064, U.S. Treasuries (including strips), 3.88%, due 8/15/2040, valued at $163,200,000)	4.31	160,000,000	160,000,000

Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,000,118,611 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 12/15/2031-7/15/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 1/15/2036-1/25/2061, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 9/25/2032-3/25/2062, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%-8.00%, due 2/25/2023-1/1/2062, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.20%-1.39%, due 5/25/2029-6/25/2034, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.31%-5.81%, due 2/20/2045-1/20/2073, valued at $1,078,364,331)

	4.27	1,000,000,000	1,000,000,000
Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $625,073,785 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.83%, due 2/2/2023-11/15/2040, valued at $637,500,045)	4.25	625,000,000	625,000,000

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $250,029,861 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.50%-4.50%, due 1/15/2042-4/15/2048, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 4/25/2041-9/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-4.50%, due 2/15/2023-9/25/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.49%, due 2/25/2029, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.00%, due 3/20/2040-7/20/2071, valued at $270,000,000)

	4.30	250,000,000	250,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $210,024,850 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/7/2023-5/15/2052, valued at $214,225,347)	4.26	210,000,000	210,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $200,023,889 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-5.25%, due 7/31/2024-2/15/2039, valued at $204,000,017)	4.30	200,000,000	200,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 78.9%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

CIBC/New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $130,015,528 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.84%-7.50%, due 10/15/2023-5/15/2037, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.50%, due 10/1/2038, Federal National Mortgage Association Agency Debentures and Agency Strips, 6.00%, due 4/1/2032, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 5/1/2025-12/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.51%, due 10/16/2064, valued at $132,618,856)

	4.30	130,000,000	130,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $250,029,653 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.50%, due 2/15/2023-2/15/2030, valued at $255,000,005)	4.27	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $375,044,792 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 0.38%, due 9/4/2025, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%, due 1/20/2051, valued at $382,500,000)	4.30	375,000,000	375,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $500,059,722 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.50%, due 10/1/2037-1/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 5/1/2025-1/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 8/20/2032-1/20/2053, U.S. Treasuries (including strips), 0.00%-2.75%, due 2/21/2023-2/15/2025, valued at $510,000,000)	4.30	500,000,000	500,000,000
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $750,088,958 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 7/15/2023-2/15/2052, valued at $765,000,007)	4.27	750,000,000	750,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $87,410,439,444 (fully collateralized by: U.S. Treasuries (including strips), 3.00%-4.75%, due 8/15/2040-5/15/2042, valued at $87,410,439,463)	4.30	87,400,000,000	87,400,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2023, due at 2/1/2023 in the amount of $500,059,722 (fully collateralized by: U.S. Treasuries (including strips), 0.88%-1.50%, due 6/30/2026, valued at $510,000,400)	4.30	500,000,000	500,000,000
Goldman Sachs & CO. LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $300,035,750 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-5.50%, due 10/1/2026-1/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 7/1/2025-7/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.50%, due 8/20/2038-7/15/2055, valued at $306,000,000)	4.29	300,000,000	300,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 78.9%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $320,038,044 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.50%, due 9/15/2025-12/20/2052, U.S. Treasuries (including strips), 0.00%, due 11/15/2028, valued at $326,400,000)	4.28	320,000,000		320,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $50,041,806 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.00%, due 5/2/2023-2/15/2052, valued at $51,000,074)	4.30	50,000,000		50,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $625,074,653 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.07%-3.39%, due 6/1/2047-9/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 12/1/2029-12/1/2052, valued at $637,500,001)	4.30	625,000,000		625,000,000

JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $5,150,615,139 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.00%-4.00%, due 7/15/2042-10/15/2052, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.10%-8.00%, due 5/1/2030-9/1/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.59%-5.50%, due 9/1/2037-1/1/2062, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 1/1/2028-9/1/2057, valued at $5,253,000,001)

	4.30	5,150,000,000		5,150,000,000
JP Morgan Securities LLC, 1 Month SOFR +0.01%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at interest rate reset date of 2/1/2023 in the amount of $842,918,767 and maturity date of 2/7/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.00%-4.50%, due 10/15/2037-3/15/2044, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.37%-6.00%, due 4/1/2032-6/1/2050, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.50%, due 8/1/2028-1/1/2053, valued at $856,800,002)	4.31	840,000,000	[a]	840,000,000

JP Morgan Securities LLC, 1 Month SOFR +0.02%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at interest rate reset date of 2/1/2023 in the amount of $353,226,133 and maturity date of 2/7/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.10%-7.85%, due 10/25/2027-1/25/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.50%, due 10/25/2040, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.01%, due 4/25/2036-9/25/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 11/16/2035-10/16/2063, valued at $380,160,001)

	4.32	352,000,000	[a]	352,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 78.9%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

JP Morgan Securities LLC, 1 Month SOFR +0.16%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at interest rate reset date of 2/1/2023 in the amount of $496,780,075 and maturity date of 5/2/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.74%, due 12/25/2024-11/25/2055, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.50%-4.96%, due 9/25/2049-12/25/2050, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 7/25/2024-10/25/2058, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 10/20/2033-7/16/2064, Federal Home Loan Mortgage Corp REMIC Series K-033 X1 Agency Collateralized Mortgage Obligation, 0.28%, due 7/25/2023, valued at $534,600,001)

	4.46	495,000,000	[c]	495,000,000

JP Morgan Securities LLC, 1 Month SOFR +0.16%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at interest rate reset date of 2/1/2023 in the amount of $1,003,596,111 and maturity date of 5/2/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-8.31%, due 3/25/2023-8/27/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.15%-4.00%, due 1/25/2042-7/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-8.96%, due 7/25/2023-12/25/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.20%-1.30%, due 9/25/2024-2/25/2031, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-12.63%, due 2/20/2034-7/16/2064, valued at $1,080,000,001)

	4.46	1,000,000,000	[c]	1,000,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $3,000,355,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.63%, due 3/9/2023-11/15/2052, valued at $3,060,000,000)	4.27	3,000,000,000		3,000,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $195,023,183 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.75%, due 9/30/2023-2/15/2052, valued at $198,900,080)	4.28	195,000,000		195,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $455,054,094 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.67%, due 2/15/2023-8/15/2052, valued at $464,100,079)	4.28	455,000,000		455,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $3,750,447,917 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.00%, due 10/1/2036-1/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 4/1/2025-1/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 1/20/2049-5/15/2063, valued at $3,825,002,280)	4.30	3,750,000,000		3,750,000,000
Prudential Insurance Company of America, dated 1/31/2023, due at 2/1/2023 in the amount of $24,152,891 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 11/15/2035, valued at $24,633,000)	4.31	24,150,000		24,150,000
Prudential Legacy Insurance Company of New Jersey, dated 1/31/2023, due at 2/1/2023 in the amount of $28,440,905 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 5/15/2037, valued at $29,006,250)	4.31	28,437,500		28,437,500

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 78.9%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,775,212,014 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 1.80%-2.38%, due 2/4/2036-3/11/2036, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 9/15/2026-8/15/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.50%, due 1/25/2031-11/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.00%, due 11/25/2027-11/25/2061, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%, due 2/1/2036, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 2/20/2027-6/20/2069, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.00%, due 11/15/2030-5/20/2062, U.S. Treasuries (including strips), 3.88%, due 1/15/2026, valued at $1,902,936,730)

	4.30	1,775,000,000	1,775,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at interest rate reset date of 2/1/2023 in the amount of $1,000,119,444 and maturity date of 2/7/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-8.50%, due 5/1/2025-2/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 11/1/2050-1/1/2053, U.S. Treasuries (including strips), 0.38%, due 7/15/2023, valued at $1,020,000,043)	4.30	1,000,000,000	1,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $300,035,833 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%, due 5/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 4.50%, due 9/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 10/20/2046-8/20/2050, valued at $306,000,000)	4.30	300,000,000	300,000,000
TD Securities (USA) LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $200,023,889 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 6/20/2043-1/20/2053, valued at $204,000,001)	4.30	200,000,000	200,000,000
UBS Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $300,035,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/15/2023-11/15/2052, valued at $306,000,083)	4.30	300,000,000	300,000,000
Total Repurchase Agreements (cost $115,110,587,500)			115,110,587,500
Total Investments (cost $144,032,670,870)		98.7%	144,032,670,870
Cash and Receivables (Net)		1.3%	1,939,471,132
Net Assets		100.0%	145,972,142,002

FCPR—Farm Credit Prime Rate

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of January 31, 2023 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2023, these securities amounted to $1,495,000,000 or 1.02% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	78.9
U.S. Government Agencies Obligations	9.9
U.S. Treasury Securities	9.9
98.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 47.3%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/1/2023, 3 Month SOFR +0.05%	4.35	17,000,000	[a]	17,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	10,000,000	[a]	10,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	5,000,000	[a]	5,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	15,000,000	[a]	15,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	25,000,000	[a]	25,000,000
2/1/2023, 3 Month SOFR +0.08%	4.38	15,000,000	[a]	14,997,271
2/1/2023, 3 Month SOFR +0.10%	4.40	25,000,000	[a]	25,000,000
2/1/2023, 3 Month SOFR +0.20%	4.50	5,000,000	[a]	5,000,000
Federal Home Loan Banks:
2/1/2023	4.17	75,000,000	[b]	75,000,000
2/1/2023, SOFR +0.02% at maturity	4.32	40,000,000	[a]	40,000,000
2/1/2023, 3 Month SOFR +0.02%	4.32	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.03%	4.33	75,000,000	[a]	75,000,000
2/1/2023, 3 Month SOFR +0.03%	4.33	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	5,000,000	[a]	5,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	20,000,000	[a]	20,000,000
2/1/2023, SOFR +0.04% at maturity	4.34	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	100,000,000	[a]	100,000,000
2/1/2023, 3 Month SOFR +0.04%	4.34	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	25,000,000	[a]	25,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	60,000,000	[a]	60,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	15,000,000	[a]	15,000,000
2/1/2023, 3 Month SOFR +0.05%	4.35	40,000,000	[a]	40,000,000
2/1/2023, SOFR +0.05% at maturity	4.35	20,000,000	[a]	20,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	25,000,000	[a]	25,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	50,000,000	[a]	50,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	70,000,000	[a]	70,000,000
2/1/2023, 3 Month SOFR +0.06%	4.36	30,000,000	[a]	30,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	60,000,000	[a]	60,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	40,000,000	[a]	40,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	25,000,000	[a]	25,000,000
2/1/2023, 3 Month SOFR +0.07%	4.37	40,000,000	[a]	40,000,000
2/1/2023, 3 Month SOFR +0.09%	4.39	25,000,000	[a]	25,000,000
2/3/2023	4.20	150,000,000	[b]	149,965,500
2/7/2023	4.23	100,000,000	[b]	99,930,500
2/10/2023	4.43	100,000,000	[b]	99,890,800
2/13/2023	4.30	50,000,000	[b]	49,929,333
2/21/2023	4.38	25,000,000	[b]	24,940,139
2/22/2023	4.38	30,000,000	[b]	29,924,575
3/8/2023	4.51	75,000,000	[b]	74,677,125
4/24/2023	4.39	16,000,000	[b]	15,843,653
4/26/2023	4.75	100,000,000	[b]	98,918,733
4/28/2023	4.76	50,000,000	[b]	49,445,300
Total U.S. Government Agencies Obligations (cost $1,950,462,929)				1,950,462,929
U.S. Cash Management Bills - 2.4%
2/7/2023 (cost $99,934,333)	4.00	100,000,000	[b]	99,934,333
U.S. Treasury Bills - 43.5%
2/2/2023	4.13	100,000,000	[b]	99,988,694
2/14/2023	4.38	258,000,000	[b]	257,598,351

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Bills - 43.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/21/2023	4.44	75,000,000	[b]	74,818,056
2/23/2023	4.53	227,000,000	[b]	226,381,391
2/28/2023	4.32	75,000,000	[b]	74,760,938
3/7/2023	4.48	160,000,000	[b]	159,335,536
3/9/2023	4.35	60,000,000	[b]	59,743,800
3/14/2023	4.55	70,000,000	[b]	69,644,040
3/16/2023	3.98	73,000,000	[b]	72,659,410
3/21/2023	4.61	100,000,000	[b]	99,397,333
3/23/2023	4.38	50,000,000	[b]	49,702,083
3/28/2023	4.58	35,000,000	[b]	34,759,948
3/30/2023	4.44	50,000,000	[b]	49,655,625
4/6/2023	4.51	100,000,000	[b]	99,216,000
4/13/2023	4.67	50,000,000	[b]	49,550,333
4/20/2023	4.34	25,000,000	[b]	24,770,063
4/27/2023	4.64	68,000,000	[b]	67,273,321
5/2/2023	4.67	35,000,000	[b]	34,601,875
5/4/2023	1.52	75,000,000	[b]	74,135,576
5/16/2023	4.81	25,000,000	[b]	24,662,000
5/30/2023	4.76	40,000,000	[b]	39,394,267
6/8/2023	4.71	30,000,000	[b]	29,516,342
6/15/2023	4.78	20,000,000	[b]	19,655,322
Total U.S. Treasury Bills (cost $1,791,220,304)				1,791,220,304
U.S. Treasury Floating Rate Notes - 7.7%
2/1/2023, 3 Month U.S. T-BILL -0.08%	4.55	73,000,000	[a]	72,966,313
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	50,000,000	[a]	50,000,999
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	50,000,000	[a]	50,000,122
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.67	80,000,000	[a]	79,959,750
2/1/2023, 3 Month U.S. T-BILL +0.14%	4.77	40,000,000	[a]	39,965,674
2/1/2023, 3 Month U.S. T-BILL +0.20%	4.83	25,000,000	[a]	25,000,000
Total U.S. Treasury Floating Rate Notes (cost $317,892,858)				317,892,858
Total Investments (cost $4,159,510,424)		100.9%		4,159,510,424
Liabilities, Less Cash and Receivables		(.9%)		(36,522,450)
Net Assets		100.0%		4,122,987,974

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	53.6
U.S. Government Agencies Obligations	47.3
100.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 1.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/21/2023	4.21	193,000,000	[a]	192,556,100
3/21/2023	4.61	100,000,000	[a]	99,397,333
4/20/2023	4.34	150,000,000	[a]	148,620,375
4/27/2023	4.50	120,000,000	[a]	118,756,167
6/8/2023	4.71	219,000,000	[a]	215,469,294
7/13/2023	4.88	125,000,000	[a]	122,351,750
Total U.S. Treasury Bills (cost $897,151,019)				897,151,019
U.S. Treasury Floating Rate Notes - 8.4%
2/1/2023, 3 Month U.S. T-BILL -0.08%	4.55	522,000,000	[b]	521,719,282
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	600,000,000	[b]	600,012,615
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	850,000,000	[b]	850,005,252
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.66	125,000,000	[b]	125,000,000
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.67	950,000,000	[b]	949,479,477
2/1/2023, 3 Month U.S. T-BILL +0.14%	4.77	454,000,000	[b]	453,616,923
2/1/2023, 3 Month U.S. T-BILL +0.20%	4.83	500,000,000	[b]	500,000,000
Total U.S. Treasury Floating Rate Notes (cost $3,999,833,549)				3,999,833,549
Repurchase Agreements - 87.9%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $239,028,547 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-5.25%, due 10/31/2023-2/15/2051, valued at $243,780,008)	4.30	239,000,000		239,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,165,137,858 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/7/2023-5/15/2052, valued at $1,188,440,616)	4.26	1,165,000,000		1,165,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $100,011,861 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.50%, due 2/15/2023-2/15/2030, valued at $102,000,002)	4.27	100,000,000		100,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $36,704,383,611 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.75%, due 5/15/2024-2/15/2041, valued at $36,704,383,660)	4.30	36,700,000,000		36,700,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 1/31/2023, due at 2/1/2023 in the amount of $400,047,667 (fully collateralized by: U.S. Treasuries (including strips), 1.38%, due 11/15/2031, valued at $408,000,005)	4.29	400,000,000		400,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $101,012,064 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.50%, due 3/28/2023-11/15/2052, valued at $103,020,021)	4.30	101,000,000		101,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,350,160,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.25%, due 4/20/2023-2/15/2043, valued at $1,377,000,064)	4.28	1,350,000,000		1,350,000,000
Prudential Insurance Company of America, dated 1/31/2023, due at 2/1/2023 in the amount of $25,715,578 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 2/15/2030, valued at $26,226,750)	4.31	25,712,500		25,712,500

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 87.9%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Prudential Legacy Insurance Company of New Jersey, dated 1/31/2023, due at 2/1/2023 in the amount of $27,373,277 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 11/15/2045, valued at $27,917,400)	4.31	27,370,000	27,370,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023, due at 2/1/2023 in the amount of $1,500,179,167 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.50%, due 2/28/2023-2/15/2051, valued at $1,530,000,040)	4.30	1,500,000,000	1,500,000,000
Total Repurchase Agreements (cost $41,608,082,500)			41,608,082,500
Total Investments (cost $46,505,067,068)		98.2%	46,505,067,068
Cash and Receivables (Net)		1.8%	837,176,814
Net Assets		100.0%	47,342,243,882

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	87.9
U.S. Treasury Securities	10.3
98.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management
U.S. Cash Management Bills - 10.2%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/7/2023 (cost $4,228,348,880)	4.13	4,231,220,000	[a]	4,228,348,880
U.S. Treasury Bills - 77.5%
2/2/2023	4.13	1,000,000,000	[a]	999,886,944
2/9/2023	4.18	1,500,000,000	[a]	1,498,628,333
2/14/2023	4.17	1,545,000,000	[a]	1,542,708,429
2/16/2023	4.20	500,000,000	[a]	499,137,500
2/21/2023	4.19	1,695,250,000	[a]	1,691,368,248
2/23/2023	4.53	2,159,000,000	[a]	2,153,117,023
2/28/2023	4.42	2,625,000,000	[a]	2,616,439,688
3/7/2023	4.47	898,875,000	[a]	895,144,979
3/9/2023	4.49	2,044,650,000	[a]	2,035,637,342
3/14/2023	4.55	1,100,000,000	[a]	1,094,406,344
3/16/2023	4.17	1,898,000,000	[a]	1,888,717,746
3/21/2023	4.57	2,536,000,000	[a]	2,520,851,209
3/23/2023	4.32	1,841,000,000	[a]	1,830,171,664
3/28/2023	4.58	2,498,850,000	[a]	2,481,714,154
3/30/2023	4.44	885,000,000	[a]	878,904,564
4/6/2023	4.51	490,000,000	[a]	486,158,400
4/11/2023	4.50	98,000,000	[a]	97,173,534
4/13/2023	4.67	700,000,000	[a]	693,704,665
4/20/2023	4.34	323,000,000	[a]	320,029,208
4/27/2023	4.66	1,675,000,000	[a]	1,657,004,796
5/2/2023	4.67	460,000,000	[a]	454,767,499
5/4/2023	4.56	950,000,000	[a]	938,965,617
5/16/2023	4.81	383,380,000	[a]	378,196,702
5/30/2023	4.76	1,455,000,000	[a]	1,432,966,445
6/8/2023	4.71	275,000,000	[a]	270,566,465
6/15/2023	4.78	348,000,000	[a]	342,002,607
7/13/2023	4.87	344,000,000	[a]	336,720,170
Total U.S. Treasury Bills (cost $32,035,090,275)				32,035,090,275
U.S. Treasury Bonds - .2%
2/15/2023 (cost $90,676,887)	7.13	90,580,000		90,676,887
U.S. Treasury Floating Rate Notes - 12.3%
2/1/2023, 3 Month U.S. T-BILL -0.08%	4.55	807,000,000	[b]	806,581,729
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	350,000,000	[b]	350,001,061
2/1/2023, 3 Month U.S. T-BILL +0.03%	4.66	1,475,020,000	[b]	1,475,031,160
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.66	270,000,000	[b]	269,999,999
2/1/2023, 3 Month U.S. T-BILL +0.04%	4.67	1,200,000,000	[b]	1,199,399,996
2/1/2023, 3 Month U.S. T-BILL +0.14%	4.77	522,000,000	[b]	521,571,612
2/1/2023, 3 Month U.S. T-BILL +0.20%	4.83	437,000,000	[b]	437,000,000
Total U.S. Treasury Floating Rate Notes (cost $5,059,585,557)				5,059,585,557

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Notes - .6%	Annualized Yield (%)	Principal Amount ($)	Value ($)
2/15/2023	1.38	80,000,000	79,914,247
2/15/2023	2.00	181,000,000	180,848,346
Total U.S. Treasury Notes (cost $260,762,593)			260,762,593
Total Investments (cost $41,674,464,192)		100.8%	41,674,464,192
Liabilities, Less Cash and Receivables		(.8%)	(343,070,711)
Net Assets		100.0%	41,331,393,481

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	100.8
100.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 3.4%
Swedbank AB, 1 Month SOFR +0.58%	4.88	2/1/2023	75,000,000	[a]	75,032,204
The Bank of Nova Scotia, 1 Month SOFR +0.56%	4.86	2/1/2023	127,000,000	[a,b]	127,031,332
Westpac Banking Corp., 1 Month SOFR +0.56%	4.86	2/1/2023	75,000,000	[a,b]	75,026,395
Total Commercial Paper (cost $277,000,000)			277,089,931
Negotiable Bank Certificates of Deposit - 3.4%
Canadian Imperial Bank of Commerce (New York), 1 Month SOFR +0.25%	4.55	2/1/2023	50,000,000	[a]	50,003,957
Canadian Imperial Bank of Commerce (New York), 1 Month SOFR +0.25%	4.55	2/1/2023	175,000,000	[a]	175,007,933
Sumitomo Mitsui Trust Bank Ltd. (New York), 1 Month SOFR +0.59%	4.89	2/1/2023	50,000,000	[a]	50,000,753
Total Negotiable Bank Certificates of Deposit (cost $275,000,000)			275,012,643
Time Deposits - 17.0%
Australia & New Zealand Banking Group Ltd. (Cayman)	4.32	2/1/2023	325,000,000		325,000,000
Banco Santander SA (New York)	4.30	2/1/2023	350,000,000		350,000,000
Credit Agricole CIB (New York)	4.29	2/1/2023	55,000,000		55,000,000
ING Bank NV (Amsterdam)	4.36	2/3/2023	300,000,000		300,000,000
Skandinaviska Enskilda Banken AB (New York)	4.31	2/1/2023	350,000,000		350,000,000
Total Time Deposits (cost $1,380,000,000)			1,380,000,000
Repurchase Agreements - 76.3%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $200,146,334 (fully collateralized by: Money Market, 0.00%-1.23%, due 2/1/2023-2/13/2023, Private Label Collateralized Mortgage Obligations, 0.12%-5.96%, due 9/13/2032-2/25/2066, valued at $228,929,626)	4.39	2/2/2023	200,000,000		200,000,000

BMO Capital Markets Corp., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $25,003,069 (fully collateralized by: Asset-Backed Securities, 0.00%-10.94%, due 1/23/2029-11/25/2062, Corporate Debt Securities, 3.00%-7.95%, due 6/1/2025-3/17/2052, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.05%-0.56%, due 3/25/2029-3/15/2043, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.63%, due 12/25/2051-11/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%-6.00%, due 6/25/2051-12/25/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-3.50%, due 2/20/2051-8/16/2064, Private Label Collateralized Mortgage Obligations, 2.75%-3.45%, due 4/25/2035-10/25/2056, valued at $26,919,196)

	4.42	2/1/2023	25,000,000		25,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $330,040,333 (fully collateralized by: Corporate Debt Securities, 2.90%-5.14%, due 6/15/2042-9/24/2080, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 6.46%, due 9/25/2042, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 8.96%, due 6/25/2042, Private Label Collateralized Mortgage Obligations, 0.10%-8.86%, due 5/30/2023-11/25/2068, valued at $339,892,181)	4.40	2/1/2023	330,000,000		330,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 76.3% (continued)
BNP Paribas SA, OBFR +0.24%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at interest rate reset date of 2/1/2023 in the amount of $18,002,280 (fully collateralized by: Asset-Backed Securities, 4.12%-8.26%, due 10/25/2033-7/25/2051, Corporate Debt Securities, 2.50%-11.63%, due 4/1/2025-6/3/2050, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 10.06%, due 9/25/2042, valued at $18,867,185)	4.56	3/7/2023	18,000,000	[c] 18,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $330,040,058 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-1.63%, due 1/15/2024-10/15/2027, valued at $336,600,262)	4.37	2/1/2023	330,000,000	330,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $4,100,489,722 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.75%, due 5/15/2024-2/15/2041, valued at $4,100,489,743)	4.30	2/1/2023	4,100,000,000	4,100,000,000

MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $860,102,722 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.25%, due 8/24/2023, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-5.50%, due 7/1/2043-1/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 10/1/2032-11/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 6/20/2051-8/20/2052, U.S. Treasuries (including strips), 3.13%, due 8/15/2025, valued at $877,200,081)

	4.30	2/1/2023	860,000,000	860,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $200,024,056 (fully collateralized by: Asset-Backed Securities, 4.75%-8.56%, due 4/25/2027-2/28/2041, Corporate Debt Securities, 1.88%-11.75%, due 3/15/2023-12/29/2099, Private Label Collateralized Mortgage Obligations, 2.72%-8.08%, due 6/15/2034-1/18/2039, valued at $214,443,863)	4.33	2/1/2023	200,000,000	200,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2023 due at maturity date in the amount of $140,016,994 (fully collateralized by: Asset-Backed Securities, 3.70%-7.90%, due 4/22/2025-4/25/2067, Corporate Debt Securities, 1.10%-9.00%, due 2/25/2023-12/31/2099, Private Label Collateralized Mortgage Obligations, 2.72%-8.08%, due 9/15/2034-11/25/2059, U.S. Treasuries (including strips), 0.00%, due 2/15/2024-2/15/2046, valued at $152,893,873)	4.37	2/1/2023	140,000,000	140,000,000
Total Repurchase Agreements (cost $6,203,000,000)			6,203,000,000
Total Investments (cost $8,135,000,000)			100.1%	8,135,102,574
Liabilities, Less Cash and Receivables			(.1%)	(8,179,299)
Net Assets			100.0%	8,126,923,275

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to $202,057,727 or 2.49% of net assets.

c Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of January 31, 2023 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2023, these securities amounted to $18,000,000 or .22% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	76.3
Banks	23.8
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 100.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.6%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	1.75	2/7/2023	19,800,000	[a]	19,800,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	1.75	2/7/2023	1,000,000	[a]	1,000,000
				20,800,000
Alaska - 2.2%
Alaska Housing Finance Corporation, Revenue Bonds (Liquidity Agreement; FHLB) Ser. B	1.65	2/7/2023	10,000,000	[a]	10,000,000
Arizona - .6%
Tender Option Bond Trust Receipts (Series 2023-YX1272), (Phoenix Arizona Civic Improvement Corporation Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. B), Trust Maturity Date 7/1/2049	1.71	2/7/2023	2,750,000	[a,b,c]	2,750,000
Colorado - 1.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; Bank of America NA) Ser. A12	1.25	2/1/2023	200,000	[a]	200,000
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	1.75	2/7/2023	3,615,000	[a,b,c]	3,615,000
Tender Option Bond Trust Receipts (Series 2022-XF1389), (Denver County & City Tax Dedicated, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 8/1/2051	1.72	2/7/2023	4,205,000	[a,b,c]	4,205,000
				8,020,000
Connecticut - 1.5%
Connecticut , Revenue Bonds, Refunding, Ser. A	5.00	3/1/2023	665,000		666,419
Connecticut Housing Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) (Insured; GNMA, FNMA, FHLMC) Ser. E2	1.65	2/7/2023	5,950,000	[a]	5,950,000
				6,616,419
Florida - 12.0%
Florida Housing Finance Corp., Revenue Bonds (Autumn Place Apartments) (LOC; Truist Bank) Ser. K1	1.76	2/7/2023	5,455,000	[a]	5,455,000
Highlands County Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A	1.66	2/7/2023	8,835,000	[a]	8,835,000
Hillsborough County Housing Finance Authority, Revenue Bonds (Hunt Club Apartments) (LOC; Truist Bank)	1.72	2/2/2023	4,470,000	[a]	4,470,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light Co.)	1.35	2/1/2023	7,800,000	[a]	7,800,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	1.35	2/1/2023	6,140,000	[a]	6,140,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project) (Liquidity Agreement; Morgan Stanley)), Trust Maturity Date 9/1/2047	1.71	2/7/2023	10,800,000	[a,b,c]	10,800,000
Tender Option Bond Trust Receipts (Series 2022-XM0985), (Broward County Convention Center Hotel, Revenue Bonds) (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	1.78	2/7/2023	11,000,000	[a,b,c]	11,000,000
				54,500,000
Georgia - 3.7%
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	1.74	2/7/2023	2,540,000	[a]	2,540,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	1.74	2/7/2023	2,950,000	[a]	2,950,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 3.7% (continued)
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	1.71	2/7/2023	11,150,000	[a,b]	11,150,000
				16,640,000
Illinois - 7.9%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	1.67	2/7/2023	5,685,000	[a]	5,685,000
Illinois Finance Authority, Revenue Bonds (Everest Academy of Lemont Project) (LOC; First Midwest Bank NA)	1.80	2/7/2023	4,120,000	[a]	4,120,000
Illinois Finance Authority, Revenue Bonds, Refunding (Steppenwolf Theatre Co.) (LOC; Northern Trust Company)	1.69	2/7/2023	2,535,000	[a]	2,535,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 8/1/2024	1.71	2/7/2023	2,365,000	[a,b,c]	2,365,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	1.70	2/7/2023	3,095,000	[a,b,c]	3,095,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	1.70	2/7/2023	7,810,000	[a,b,c]	7,810,000
Tender Option Bond Trust Receipts (Series 2022-YX1126), (Illinois State Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 11/15/2045	1.70	2/7/2023	4,575,000	[a,b,c]	4,575,000
Tender Option Bond Trust Receipts (Series 2022-YX1234), (Illinois State Housing Development Authority, Revenue Bonds, Refunding Ser. E), Trust Maturity Date 10/1/2052	1.71	2/7/2023	4,170,000	[a,b,c]	4,170,000
Tender Option Bond Trust Receipts (Series 2022-ZL0332), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 1/1/2030	1.72	2/7/2023	1,305,000	[a,b,c]	1,305,000
				35,660,000
Indiana - 2.5%
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	1.30	2/1/2023	11,090,000	[a]	11,090,000
Iowa - .6%
Iowa Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	1.65	2/7/2023	2,600,000	[a]	2,600,000
Louisiana - .7%
Louisiana Housing Corp., Revenue Bonds (Belmont Village Apartments Project)	1.76	2/7/2023	3,300,000	[a]	3,300,000
Maryland - .9%
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	1.71	2/7/2023	4,080,000	[a,b,c]	4,080,000
Michigan - 5.8%
Michigan Finance Authority, Revenue Bonds (Trinity Health Corp. Obligated Group) Ser. 1	2.58	3/1/2023	1,750,000		1,750,015
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Scotia Bank)	1.70	2/7/2023	4,000,000	[a]	4,000,000
Michigan University, Revenue Bonds, Refunding, Ser. D1	1.25	2/1/2023	2,055,000	[a]	2,055,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.8% (continued)
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	1.71	2/7/2023	14,600,000	[a,b,c]	14,600,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	1.69	2/7/2023	3,615,000	[a,b,c]	3,615,000
				26,020,015
Minnesota - .1%
Minneapolis Special School District No. 1, GO, Ser. A	5.00	2/1/2023	600,000		600,000
Mississippi - 2.9%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. A	1.20	2/1/2023	1,000,000	[a]	1,000,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. C	1.20	2/1/2023	2,520,000	[a]	2,520,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. B	1.65	2/7/2023	9,455,000	[a]	9,455,000
				12,975,000
Missouri - 3.7%
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	1.71	2/7/2023	14,000,000	[a,b]	14,000,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	1.77	2/7/2023	1,160,000	[a]	1,160,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	1.71	2/7/2023	1,430,000	[a]	1,430,000
				16,590,000
New York - 3.0%
Tender Option Bond Trust Receipts (Series 2022-XF1358), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	1.70	2/7/2023	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2022-XF1359), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	1.70	2/7/2023	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2022-XG0375), (New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A), Trust Maturity Date 5/1/2052	1.71	2/7/2023	2,665,000	[a,b,c]	2,665,000
				13,665,000
North Carolina - 1.0%
Johnston County, GO, Refunding	4.00	2/1/2023	1,000,000		1,000,000
Mecklenburg County Public Facilities Corp., Revenue Bonds, Refunding	5.00	2/1/2023	3,640,000		3,640,000
University of North Carolina at Chapel Hill, Revenue Bonds, Ser. B	1.20	2/1/2023	100,000	[a]	100,000
				4,740,000
Ohio - .9%
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2044	1.76	2/7/2023	4,255,000	[a,b,c]	4,255,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Oregon - .6%
Oregon Department Transportation, CP	2.36	3/1/2023	2,857,000		2,857,639
Pennsylvania - 1.7%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	1.81	2/7/2023	1,670,000	[a,b,c]	1,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	1.81	2/7/2023	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2022-XF1346), (Central Bradford Progress Authority, Revenue Bonds, Refunding (Guthrie Clinic Issue) (Insured; Build America Mutual) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 12/1/2044	1.71	2/7/2023	3,850,000	[a,b,c]	3,850,000
				7,520,000
Rhode Island - .6%
Tender Option Bond Trust Receipts (Series 2022-XM1045), (Rhode Island State Health & Education Building Corporation Public School, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. F), Trust Maturity Date 5/15/2030	1.72	2/7/2023	2,500,000	[a,b,c]	2,500,000
South Carolina - 5.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Brashier Charter Project) (LOC; Truist Bank)	1.69	2/7/2023	3,435,000	[a]	3,435,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	1.70	2/7/2023	23,460,000	[a,b,c]	23,460,000
				26,895,000
Tennessee - 3.5%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	1.68	2/7/2023	4,570,000	[a]	4,570,000
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	1.69	2/7/2023	1,995,000	[a,b,c]	1,995,000
Tennessee, CP, Ser. 00A	3.50	2/15/2023	6,000,000		6,003,083
The Sevier County Public Building Authority, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. VD1	1.68	2/7/2023	3,245,000	[a]	3,245,000
				15,813,083
Texas - 24.0%
Cleburne , GO	3.00	2/15/2023	345,000		345,053
Comal Independent School District, GO (Insured; Permanent School Fund Guaranteed Program)	4.00	2/1/2023	1,015,000		1,015,000
Dallas Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2023	3,000,000		3,002,857
Fate, GO	3.50	2/15/2023	245,000		245,093
Fort Worth Independent School District, GO, Refunding, Ser. B	5.00	2/15/2023	2,150,000		2,152,032
Garden Ridge, GO	3.00	2/15/2023	285,000		285,044
Hallsville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2023	1,555,000		1,556,383

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 24.0% (continued)
Harris County, CP, Ser. D	2.70	2/8/2023	8,260,000		8,263,166
Harris County, CP, Ser. J1	3.70	2/28/2023	1,250,000		1,250,000
Houston, CP, Ser. E1	2.85	3/15/2023	10,000,000		10,009,721
Houston, CP, Ser. G2	2.55	3/16/2023	5,000,000		5,006,166
Houston, CP, Ser. G2	2.60	3/14/2023	5,000,000		5,000,000
Houston, GO, Refunding, Ser. A	5.00	3/1/2023	500,000		501,030
Katy Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. D	5.00	2/15/2023	350,000		350,326
Laredo, GO	5.00	2/15/2023	855,000		855,773
Lower Colorado River Authority, CP, Ser. B	3.45	2/27/2023	2,050,000		2,052,032
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	1.76	2/7/2023	15,560,000	[a]	15,560,000
Mesquite Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	1.76	2/7/2023	2,475,000	[a]	2,475,000
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	2/15/2023	1,500,000		1,501,395
Pine Tree Independent School District, GO, Refunding	3.00	2/15/2023	875,000		875,119
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project)	1.65	2/7/2023	4,800,000	[a]	4,800,000
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (Trinity University)	1.65	2/7/2023	7,500,000	[a]	7,500,000
San Antonio Texas Water & Sewer System, CP, Ser. A1	2.00	2/28/2023	10,000,000		9,999,998
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	1.70	2/7/2023	4,585,000	[a,b,c]	4,585,000
Tender Option Bond Trust Receipts (Series 2022-XF1372), (Aubrey Independent School District, GO (Insured; Permanent School Fund Guarantee Program)), Trust Maturity Date 2/15/2047	1.70	2/7/2023	3,075,000	[a,b,c]	3,075,000
Texas Southmost College District, GO, Refunding	3.00	2/15/2023	380,000		380,067
University of Texas System Board of Regents, CP, Ser. A	2.50	3/24/2023	10,000,000		10,001,377
University of Texas System Board of Regents, CP, Ser. A	2.64	2/8/2023	5,000,000		5,001,822
Upton County, GO	5.00	2/15/2023	1,130,000		1,130,993
				108,775,447
Utah - .8%
Central Utah Water Conservancy District, GO, Refunding, Ser. A	5.00	4/1/2023	600,000		602,531
Tender Option Bond Trust Receipts (Series 2022-XG0364), (Intertmountain Power Agency, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A), Trust Maturity Date 7/1/2043	1.72	2/7/2023	3,000,000	[a,b,c]	3,000,000
				3,602,531

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Vermont - .9%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	1.67	2/7/2023	4,275,000	[a]	4,275,000
Virginia - 4.1%
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Mount Vernon Ladies Association Project) (LOC; Truist Bank)	1.69	2/7/2023	6,650,000	[a]	6,650,000
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	1.74	2/7/2023	7,420,000	[a]	7,420,000
Suffolk, GO, Refunding (Insured; State Aid Withholding)	5.00	2/1/2023	550,000		550,000
Virginia College Building Authority, Revenue Bonds, Ser. A	5.00	2/1/2023	3,985,000		3,985,000
				18,605,000
West Virginia - .3%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital) (LOC; Truist Bank) Ser. B	1.74	2/7/2023	1,140,000	[a]	1,140,000
Wisconsin - 1.2%
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2024	1.73	2/7/2023	5,490,000	[a,b,c]	5,490,000
Wyoming - .4%
Tender Option Bond Trust Receipts (Series 2022-XF1345), (Laramie County Wyoming Hospital, Revenue Bonds, Refunding (Cheyenne Regional Medical Center Project) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 5/1/2042	1.71	2/7/2023	1,920,000	[a,b,c]	1,920,000
Total Investments (cost $454,266,465)			100.4%		454,295,134
Liabilities, Less Cash and Receivables			(0.4%)		(1,721,552)
Net Assets			100.0%		452,573,582

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to $174,600,000 or 38.58% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	19.7
General	14.3
Education	11.9
Government	11.1
Medical	10.7
Power	7.6
School District	7.1
Single Family Housing	5.5
Multifamily Housing	5.0
Facilities	3.2
Utilities	1.4
General Obligation	1.3
Transportation	.8
Water	.8
100.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2023

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	144,032,670,870	††	4,159,510,424	46,505,067,068	††	41,674,464,192
Cash	1,916,567,346		-	807,072,838		370,251,960
Interest receivable	94,692,616		6,058,054	8,327,140		6,402,770
Receivable for shares of Beneficial Interest subscribed	38,776,603		18,652,743	36,913,210		277,815,866
Prepaid expenses	3,171,593		92,956	207,919		247,099
	146,085,879,028		4,184,314,177	47,357,588,175		42,329,181,887
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	29,275,774		844,933	9,002,917		9,319,727
Cash overdraft due to Custodian	-		8,824,928	-		-
Payable for shares of Beneficial Interest redeemed	81,465,238		2,094,870	4,179,224		49,217,781
Trustees’ fees and expenses payable	37,673		3,303	11,195		14,736
Payable for investment securities purchased	-		49,419,243	-		938,965,617
Other accrued expenses	2,958,341		138,926	2,150,957		270,545
	113,737,026		61,326,203	15,344,293		997,788,406
Net Assets ($)	145,972,142,002		4,122,987,974	47,342,243,882		41,331,393,481
Composition of Net Assets ($):
Paid-in capital	145,973,211,642		4,123,035,617	47,344,193,474		41,332,056,002
Total distributable earnings (loss)	(1,069,640)		(47,643)	(1,949,592)		(662,521)
Net Assets ($)	145,972,142,002		4,122,987,974	47,342,243,882		41,331,393,481
† Investments at cost ($)	144,032,670,870		4,159,510,424	46,505,067,068		41,674,464,192
†† Value of repurchase agreements—Note 1(b) ($)	115,110,587,500		-	41,608,082,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	123,699,382,543		3,318,127,493	39,921,624,342		31,570,971,718
Shares Outstanding	123,700,325,671		3,318,164,296	39,923,275,767		31,569,195,970
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	7,060,618,987		200,347,516	1,738,129,760		1,461,808,924
Shares Outstanding	7,060,658,031		200,350,333	1,738,208,890		1,461,754,216
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	2,872,018,853		296,075,389	2,039,570,525		3,455,742,275
Shares Outstanding	2,872,080,875		296,083,129	2,039,628,887		3,455,545,921
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	1,931,270,550		308,437,576	3,150,804,357		2,313,589,048
Shares Outstanding	1,931,289,635		308,441,661	3,150,944,309		2,313,444,971
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	1,980,524,553		-	197,408,135		216,893,038
Shares Outstanding	1,980,546,905		-	197,415,943		216,870,826
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	4,860,265,426		-	294,706,763		2,312,388,478
Shares Outstanding	4,860,303,393		-	294,719,678		2,312,248,614
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
BOLDSM Shares
Net Assets ($)	3,568,061,090		-	-		-
Shares Outstanding	3,568,086,616		-	-		-
Net Asset Value Per Share ($)	1.00		-	-		-

See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	8,135,102,574	††	454,295,134
Cash	-		1,164,908
Receivable for shares of Beneficial Interest subscribed	2,830,053		4,375,000
Interest receivable	2,582,894		2,166,816
Receivable for investment securities sold	-		7,014,309
Prepaid expenses	68,912		33,567
	8,140,584,433		469,049,734
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	1,055,304		84,296
Cash overdraft due to Custodian	10,284,887		-
Payable for shares of Beneficial Interest redeemed	2,187,308		169,794
Trustees’ fees and expenses payable	7,159		394
Payable for investment securities purchased	-		16,130,594
Other accrued expenses	126,500		91,074
	13,661,158		16,476,152
Net Assets ($)	8,126,923,275		452,573,582
Composition of Net Assets ($):
Paid-in capital	8,128,294,262		452,527,314
Total distributable earnings (loss)	(1,370,987)		46,268
Net Assets ($)	8,126,923,275		452,573,582
† Investments at cost ($)	8,135,000,000		454,266,465
†† Value of repurchase agreements—Note 1(b) ($)	6,203,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	4,251,424,951		452,573,582
Shares Outstanding	4,247,398,000		452,592,188
Net Asset Value Per Share ($)	1.0009		1.0000
Investor Shares
Net Assets ($)	38,031,885		-
Shares Outstanding	37,998,282		-
Net Asset Value Per Share ($)	1.0009		-
Administrative Shares
Net Assets ($)	95,527,934		-
Shares Outstanding	95,436,303		-
Net Asset Value Per Share ($)	1.0010		-
Preferred Shares
Net Assets ($)	3,741,938,505		-
Shares Outstanding	3,738,496,999		-
Net Asset Value Per Share ($)	1.0009		-

See notes to financial statements.

STATEMENTS OF OPERATIONS
Jear Ended January 31, 2023

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	2,498,754,596	73,115,800	866,554,427	825,782,874
Expenses:
Management fee—Note 2(a)	241,351,248	7,533,957	73,778,096	90,083,549
Shareholder servicing costs—Note 2(b)	36,988,386	1,644,887	13,412,813	24,733,163
Administrative service fees—Note 2(c)	27,699,758	417,409	5,336,759	17,518,263
Registration fees	2,683,970	107,526	2,194,127	398,047
Custodian fees—Note 2(c)	1,875,415	66,060	510,976	771,751
Trustees’ fees and expenses—Note 2(d)	599,219	18,133	175,115	230,366
Prospectus and shareholders’ reports	136,788	42,837	57,112	85,589
Professional fees	125,423	79,221	83,308	79,858
Chief Compliance Officer fees—Note 2(c)	16,947	16,947	16,947	16,947
Miscellaneous	1,006,592	91,195	313,550	442,087
Total Expenses	312,483,746	10,018,172	95,878,803	134,359,620
Less—reduction in expenses due to undertakings—Note 2(a)	(85,436,594)	(1,281,834)	(16,564,655)	(24,915,219)
Less—reduction in fees due to earnings credits—Note 2(c)	(5,468)	(231)	(1,000)	(3,103)
Net Expenses	227,041,684	8,736,107	79,313,148	109,441,298
Net Investment Income	2,271,712,912	64,379,693	787,241,279	716,341,576
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(979,989)	(38,979)	(2,314)	(814,727)
Net Increase in Net Assets Resulting from Operations	2,270,732,923	64,340,714	787,238,965	715,526,849

See notes to financial statements.

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	174,750,315	6,467,664
Expenses:
Management fee—Note 2(a)	8,169,819	829,634
Shareholder servicing costs—Note 2(b)	5,065,072	38,059
Custodian fees—Note 2(c)	175,942	29,436
Registration fees	97,428	38,486
Professional fees	79,469	74,673
Administrative service fees—Note 2(c)	39,082	-
Trustees’ fees and expenses—Note 2(d)	29,548	2,101
Chief Compliance Officer fees—Note 2(c)	16,947	16,947
Prospectus and shareholders’ reports	10,486	8,640
Miscellaneous	169,990	32,038
Total Expenses	13,853,783	1,070,014
Less—reduction in expenses due to undertakings—Note 2(a)	(4,229,366)	(249,223)
Less—reduction in fees due to earnings credits—Note 2(c)	(672)	(16,809)
Net Expenses	9,623,745	803,982
Net Investment Income	165,126,570	5,663,682
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	1,835	-
Net change in unrealized appreciation (depreciation) on investments	1,025,344	34,668
Net Realized and Unrealized Gain (Loss) on Investments	1,027,179	34,668
Net Increase in Net Assets Resulting from Operations	166,153,749	5,698,350

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2023[a,b]	2022[c]	2023	2022
Operations ($):
Net investment income	2,271,712,912	34,038,190	64,379,693	228,367
Net realized gain (loss) on investments	(979,989)	114,337	(38,979)	(12,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,270,732,923	34,152,527	64,340,714	215,523
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,922,797,177)	(29,962,568)	(50,720,439)	(325,143)
Investor Shares	(68,068,237)	(786,161)	(3,000,991)	(24,974)
Administrative Shares	(104,120,797)	(1,183,622)	(6,717,801)	(60,173)
Participant Shares	(27,835,750)	(489,219)	(3,937,958)	(39,655)
Wealth Shares	(34,331,160)	(491,791)	-	-
Service Shares	(59,997,178)	(667,079)	-	-
BOLDSM Shares	(54,671,511)	-	-	-
Total Distributions	(2,271,821,810)	(33,580,440)	(64,377,189)	(449,945)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	607,322,450,362	550,199,434,170	7,520,600,470	7,996,248,371
Investor Shares	19,468,297,964	17,933,542,805	391,190,228	542,072,779
Administrative Shares	14,403,639,685	13,483,520,146	1,777,348,708	1,962,811,695
Participant Shares	7,011,017,659	10,591,314,657	733,686,065	1,216,576,428
Wealth Shares	4,074,893,435	6,194,375,814	-	-
Service Shares	8,711,558,827	5,903,870,716	-	-
BOLDSM Shares	23,953,279,418	-	-	-
Net assets received in connection
with reorganization—Note 1	-	2,144,189,839	-	-
Distributions reinvested:
Institutional Shares	423,628,069	7,168,873	10,477,252	61,883
Investor Shares	49,852,003	477,445	845,814	14,222
Administrative Shares	86,386,617	985,369	5,161,191	47,898
Participant Shares	26,057,757	441,904	3,799,734	38,612
Wealth Shares	33,855,593	479,951	-	-
Service Shares	56,999,135	640,954	-	-
BOLDSM Shares	1,548,847	-	-	-
Cost of shares redeemed:
Institutional Shares	(591,549,965,415)	(524,818,837,072)	(7,648,030,092)	(7,772,218,919)
Investor Shares	(16,174,884,701)	(17,174,482,958)	(362,467,201)	(693,028,963)
Administrative Shares	(16,928,230,569)	(11,101,309,279)	(2,164,451,067)	(1,810,457,609)
Participant Shares	(7,088,412,780)	(10,091,670,422)	(756,193,606)	(1,267,585,557)
Wealth Shares	(4,772,971,784)	(3,594,225,706)	-	-
Service Shares	(7,563,124,232)	(4,351,014,277)	-	-
BOLDSM Shares	(20,386,741,649)	-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	21,159,134,241	35,328,902,929	(488,032,504)	174,580,840
Total Increase (Decrease) in Net Assets	21,158,045,354	35,329,475,016	(488,068,979)	174,346,418
Net Assets ($):
Beginning of Period	124,814,096,648	89,484,621,632	4,611,056,953	4,436,710,535
End of Period	145,972,142,002	124,814,096,648	4,122,987,974	4,611,056,953

[a]	During the period ended January 31, 2023, 3,569,596,873 Administrative shares representing $3,570,395,172 were exchanged for 3,570,395,172 Investor shares for Dreyfus Government Cash Management.
[b]	On February 23, 2022, the fund commenced offering BOLDSM Shares.
[c]

During the period ended January 31, 2022, 287,133,657 Service shares representing $287,139,858 were exchanged for 287,139,858 Wealth shares and 298,288,787 Wealth shares representing $298,296,172 were exchanged for 298,296,172 Investor shares for Dreyfus Government Cash Management.

See notes to financial statements.

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2023	2022	2023	2022[a]
Operations ($):
Net investment income	787,241,279	3,927,018	716,341,576	4,266,570
Net realized gain (loss) on investments	(2,314)	108,603	(814,727)	153,720
Net Increase (Decrease) in Net Assets Resulting from Operations	787,238,965	4,035,621	715,526,849	4,420,290
Distributions ($):
Distributions to shareholders:
Institutional Shares	(683,637,733)	(3,074,667)	(563,286,085)	(2,915,080)
Investor Shares	(28,588,021)	(198,827)	(18,734,325)	(145,462)
Administrative Shares	(21,983,698)	(92,616)	(65,125,773)	(735,496)
Participant Shares	(46,709,922)	(369,177)	(37,549,237)	(395,093)
Wealth Shares	(3,245,158)	(22,218)	(3,819,219)	(36,377)
Service Shares	(3,231,051)	(15,209)	(27,871,192)	(123,954)
Total Distributions	(787,395,583)	(3,772,714)	(716,385,831)	(4,351,462)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	213,911,424,295	143,142,069,565	87,351,800,472	90,064,564,344
Investor Shares	4,853,728,426	5,323,669,483	4,129,577,877	4,698,387,446
Administrative Shares	3,580,365,765	1,915,656,538	15,450,591,248	22,910,342,129
Participant Shares	7,857,728,976	11,751,370,960	16,666,004,699	20,508,896,111
Wealth Shares	156,616,373	436,675,642	100,742,625	129,284,241
Service Shares	532,525,225	466,997,653	4,698,148,336	2,511,967,497
Net assets received in connection
with reorganization—Note 1	-	-	-	2,321,996,136
Distributions reinvested:
Institutional Shares	90,475,773	412,152	165,848,633	827,661
Investor Shares	12,661,652	71,794	6,948,752	82,240
Administrative Shares	17,546,341	58,950	52,191,880	677,197
Participant Shares	43,839,868	343,478	35,584,816	303,723
Wealth Shares	3,178,783	21,782	3,731,085	35,601
Service Shares	3,203,014	14,845	26,518,218	118,593
Cost of shares redeemed:
Institutional Shares	(197,268,374,693)	(142,655,761,248)	(89,663,733,805)	(85,518,309,334)
Investor Shares	(4,715,546,837)	(5,209,335,340)	(4,251,881,484)	(4,579,246,489)
Administrative Shares	(2,261,355,144)	(1,884,332,745)	(21,717,084,412)	(17,612,795,641)
Participant Shares	(7,426,054,708)	(11,548,868,679)	(19,189,198,695)	(19,371,319,781)
Wealth Shares	(171,481,752)	(234,467,082)	(421,798,779)	(134,892,387)
Service Shares	(527,167,979)	(180,893,080)	(4,305,698,049)	(2,400,561,428)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	18,693,313,378	1,323,704,668	(10,861,706,583)	13,530,357,859
Total Increase (Decrease) in Net Assets	18,693,156,760	1,323,967,575	(10,862,565,565)	13,530,426,687
Net Assets ($):
Beginning of Period	28,649,087,122	27,325,119,547	52,193,959,046	38,663,532,359
End of Period	47,342,243,882	28,649,087,122	41,331,393,481	52,193,959,046

[a]

During the period ended January 31, 2022, 35,620,657 Service shares representing $35,620,748 were exchanged for 35,620,748 Wealth shares and 34,258,230 Wealth shares representing $34,258,535 were exchanged for 34,258,535 Investor shares for Dreyfus Treasury Securities Cash Management.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2023	2022[a]	2023	2022[b]
Operations ($):
Net investment income	165,126,570	3,008,168	5,663,682	40,677
Net realized gain (loss) on investments	1,835	3,061	-	23,614
Net change in unrealized appreciation (depreciation) on investments	1,025,344	(1,427,421)	34,668	(9,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,153,749	1,583,808	5,698,350	55,148
Distributions ($):
Distributions to shareholders:
Institutional Shares	(86,453,939)	(2,308,707)	(5,650,478)	(42,385)
Investor Shares	(612,780)	(13,980)	-	-
Administrative Shares	(1,657,598)	(22,078)	-	-
Preferred Shares	(76,389,280)	(1,000,322)	-	-
Total Distributions	(165,113,597)	(3,345,087)	(5,650,478)	(42,385)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	33,425,298,431	33,462,821,610	2,190,679,518	1,772,352,396
Investor Shares	320,241,319	577,036,341		-
Administrative Shares	474,321,476	1,430,258,354	-	-
Preferred Shares	16,532,388,944	11,471,805,135	-	-
Net assets received in connection
with reorganization—Note 1	-	3,634,782,505	-	-
Distributions reinvested:
Institutional Shares	25,218,050	690,251	3,684,247	19,078
Investor Shares	50,203	1,252	-	-
Administrative Shares	9,893	430	-	-
Preferred Shares	75,929,890	976,986	-	-
Cost of shares redeemed:
Institutional Shares	(34,611,483,659)	(32,956,940,619)	(2,049,804,009)	(1,848,186,732)
Investor Shares	(334,387,101)	(726,542,827)	-	(31,163,832)
Administrative Shares	(504,543,498)	(1,361,474,413)	-	-
Preferred Shares	(15,617,245,433)	(12,357,039,902)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(214,201,485)	3,176,375,103	144,559,756	(106,979,090)
Total Increase (Decrease) in Net Assets	(213,161,333)	3,174,613,824	144,607,628	(106,966,327)
Net Assets ($):
Beginning of Period	8,340,084,608	5,165,470,784	307,965,954	414,932,281
End of Period	8,126,923,275	8,340,084,608	452,573,582	307,965,954
Capital Share Transactions (Shares):
Institutional Shares[c]
Shares sold	33,400,598,829	33,428,335,118	2,190,913,910	1,772,529,649
Shares issued for distributions reinvested	25,195,632	689,569	3,684,603	19,081
Shares redeemed	(34,586,143,591)	(32,922,857,437)	(2,050,007,262)	(1,848,370,566)
Net Increase (Decrease) in Shares Outstanding	(1,160,349,130)	506,167,250	144,591,251	(75,821,836)
Investor Shares[c]
Shares sold	320,023,270	576,450,963	-	-
Shares issued for distributions reinvested	50,161	1,250	-	-
Shares redeemed	(334,159,404)	(725,807,269)	-	(31,166,563)
Net Increase (Decrease) in Shares Outstanding	(14,085,973)	(149,355,056)	-	(31,166,563)
Administrative Shares
Shares sold	473,967,431	1,428,729,884	-	-
Shares issued for distributions reinvested	9,884	429	-	-
Shares redeemed	(504,170,957)	(1,360,034,477)	-	-
Net Increase (Decrease) in Shares Outstanding	(30,193,642)	68,695,836	-	-
Preferred Shares
Shares sold	16,520,495,237	11,460,331,539	-	-
Shares issued in connection with reorganization—Note 1	-	3,631,145,830	-	-
Shares issued for distributions reinvested	75,863,217	976,027	-	-
Shares redeemed	(15,605,701,526)	(12,344,613,325)	-	-
Net Increase (Decrease) in Shares Outstanding	990,656,928	2,747,840,071	-	-

[a]	On May 4, 2021, the fund commenced Preferred shares.
[b]	On February 1, 2021, Investor shares were converted to Institutional shares.
[c]	During the period ended January 31, 2022, 31,166,563 Investor shares representing $31,163,455 were exchanged for 31,163,455 Institutional shares for Dreyfus Tax Exempt Cash Management.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Institutional Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.000[a]	.002	.020	.018
Distributions:
Dividends from net investment income	(.019)	(.000)[a]	(.002)	(.020)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.90	.03	.24	2.02	1.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.14	.04	.15	.16	.17
Ratio of net investment income to average net assets	1.92	.03	.20	2.00	1.79
Net Assets, end of period ($ x 1,000)	123,699,383	107,504,150	82,115,918	52,217,126	51,959,429

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[a]	.002	.018	.016
Distributions:
Dividends from net investment income	(.017)	(.000)[a]	(.002)	(.018)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.69	.03	.16	1.77	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.45	.46	.46	.46
Ratio of net expenses to average net assets	.37	.03	.22	.41	.42
Ratio of net investment income to average net assets	1.89	.03	.14	1.76	1.58
Net Assets, end of period ($ x 1,000)	7,060,619	3,717,395	2,957,837	3,230,590	2,727,098

a Amount represents less than $.001 per share.

See notes to financial statements.

	Administrative Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.018	.000[a]	.002	.019	.017
Distributions:
Dividends from net investment income	(.018)	(.000)[a]	(.002)	(.019)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.82	.03	.19	1.92	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30	.31	.31	.31	.31
Ratio of net expenses to average net assets	.23	.04	.19	.26	.27
Ratio of net investment income to average net assets	1.74	.03	.16	1.88	1.70
Net Assets, end of period ($ x 1,000)	2,872,019	5,310,286	2,927,070	2,106,473	1,787,604

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Participant Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.016	.000[a]	.001	.016	.014
Distributions:
Dividends from net investment income	(.016)	(.000)[a]	(.001)	(.016)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.58	.03	.14	1.62	1.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.61	.61	.62	.61
Ratio of net expenses to average net assets	.46	.04	.26	.57	.57
Ratio of net investment income to average net assets	1.52	.03	.13	1.32	1.41
Net Assets, end of period ($ x 1,000)	1,931,271	1,982,627	1,482,523	1,491,277	92,963

a Amount represents less than $.001 per share.

See notes to financial statements.

	Wealth Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.69	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.47	.55[e]
Ratio of net expenses to average net assets	.35	.05	.19[e]
Ratio of net investment income to average net assets	1.52	.03	.02[e]
Net Assets, end of period ($ x 1,000)	1,980,525	2,644,768	1,226

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Service Shares
	Year Ended January 31,
Dreyfus Government Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.29	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.02	1.07[e]
Ratio of net expenses to average net assets	.77	.05	.13[e]
Ratio of net investment income to average net assets	1.32	.03	.01[e]
Net Assets, end of period ($ x 1,000)	4,860,265	3,654,871	48

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

BOLDSM Shares
Year Ended January 31,
Dreyfus Government Cash Management	2023[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.019
Distributions:
Dividends from net investment income	(.019)
Net asset value, end of period	1.00
Total Return (%)	1.90[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22[c]
Ratio of net expenses to average net assets	.16[c]
Ratio of net investment income to average net assets	2.51[c]
Net Assets, end of period ($ x 1,000)	3,568,061

a On February 23, 2022, the fund commenced offering BOLDSM shares.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.018	.000[a]	.003	.019	.018
Distributions:
Dividends from net investment income	(.018)	(.000)[a]	(.003)	(.019)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.79	.01	.25	1.94	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.22	.22
Ratio of net expenses to average net assets	.19	.06	.20	.22	.21
Ratio of net investment income to average net assets	1.80	.01	.23	1.96	1.76
Net Assets, end of period ($ x 1,000)	3,318,127	3,435,107	3,211,177	3,245,834	4,142,111

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.016	.000[a]	.002	.017	.015
Distributions:
Dividends from net investment income	(.016)	(.000)[a]	(.002)	(.017)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.59	.01	.16	1.69	1.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.47	.47
Ratio of net expenses to average net assets	.39	.05	.29	.47	.46
Ratio of net investment income to average net assets	1.68	.00[d]	.16	1.68	1.52
Net Assets, end of period ($ x 1,000)	200,348	170,780	321,743	428,964	443,941

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[a]	.002	.018	.017
Distributions:
Dividends from net investment income	(.017)	(.000)[a]	(.002)	(.018)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.71	.01	.20	1.85	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.32	.32
Ratio of net expenses to average net assets	.27	.06	.25	.32	.31
Ratio of net investment income to average net assets	1.35	.01	.15	1.79	1.68
Net Assets, end of period ($ x 1,000)	296,075	678,022	525,656	611,072	387,132

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Government Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.015	.000[a]	.001	.015	.014
Distributions:
Dividends from net investment income	(.015)	(.000)[a]	(.001)	(.015)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.48	.01	.13	1.54	1.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.62	.62
Ratio of net expenses to average net assets	.49	.06	.31	.62	.61
Ratio of net investment income to average net assets	1.42	.00[d]	.14	1.48	1.37
Net Assets, end of period ($ x 1,000)	308,438	327,148	378,134	416,833	289,236

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.000[a]	.002	.020	.018
Distributions:
Dividends from net investment income	(.019)	(.000)[a]	(.002)	(.020)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.92	.01	.22	1.99	1.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17	.05	.16	.18	.18
Ratio of net investment income to average net assets	2.20	.01	.19	1.97	1.83
Net Assets, end of period ($ x 1,000)	39,921,624	23,188,297	22,701,392	14,900,109	15,314,155

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[a]	.001	.017	.016
Distributions:
Dividends from net investment income	(.017)	(.000)[a]	(.001)	(.017)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.71	.01	.15	1.73	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.46	.46	.46
Ratio of net expenses to average net assets	.38	.05	.24	.43	.43
Ratio of net investment income to average net assets	1.79	.01	.15	1.71	1.55
Net Assets, end of period ($ x 1,000)	1,738,130	1,587,270	1,472,827	1,702,388	1,824,737

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.018	.000[a]	.002	.019	.017
Distributions:
Dividends from net investment income	(.018)	(.000)[a]	(.002)	(.019)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.83	.01	.18	1.89	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.30	.31	.31	.31
Ratio of net expenses to average net assets	.27	.05	.21	.28	.28
Ratio of net investment income to average net assets	2.23	.01	.16	1.86	1.75
Net Assets, end of period ($ x 1,000)	2,039,571	703,028	671,622	677,032	704,333

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.016	.000[a]	.001	.016	.014
Distributions:
Dividends from net investment income	(.016)	(.000)[a]	(.001)	(.016)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.59	.01	.13	1.58	1.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.49	.05	.26	.58	.58
Ratio of net investment income to average net assets	1.63	.01	.11	1.52	1.41
Net Assets, end of period ($ x 1,000)	3,150,804	2,675,261	2,472,367	2,077,167	1,170,243

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.71	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.47	.64[e]
Ratio of net expenses to average net assets	.37	.06	.11[e]
Ratio of net investment income to average net assets	1.58	.01	.01[e]
Net Assets, end of period ($ x 1,000)	197,408	209,090	6,872

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.31	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.02	1.07[e]
Ratio of net expenses to average net assets	.79	.07	.11[e]
Ratio of net investment income to average net assets	1.71	.01	.02[e]
Net Assets, end of period ($ x 1,000)	294,707	286,142	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.018	.000[a]	.002	.019	.018
Distributions:
Dividends from net investment income	(.018)	(.000)[a]	(.002)	(.019)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.77	.01	.24	1.96	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17	.05	.17	.19	.20
Ratio of net investment income to average net assets	1.78	.01	.21	1.93	1.75
Net Assets, end of period ($ x 1,000)	31,570,972	33,717,357	29,170,141	24,169,621	23,505,647

a Amount represents less than $.001 per share.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.015	.000[a]	.002	.017	.015
Distributions:
Dividends from net investment income	(.015)	(.000)[a]	(.002)	(.017)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.56	.01	.16	1.70	1.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.46	.46	.46
Ratio of net expenses to average net assets	.37	.05	.24	.44	.45
Ratio of net investment income to average net assets	1.40	.01	.15	1.74	1.51
Net Assets, end of period ($ x 1,000)	1,461,809	1,577,212	1,457,957	1,128,928	1,746,213

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.000[a]	.002	.018	.017
Distributions:
Dividends from net investment income	(.017)	(.000)[a]	(.002)	(.018)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.68	.01	.20	1.86	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30	.31	.31	.31	.31
Ratio of net expenses to average net assets	.25	.06	.21	.29	.30
Ratio of net investment income to average net assets	1.08	.01	.15	1.84	1.67
Net Assets, end of period ($ x 1,000)	3,455,742	9,670,384	4,371,849	2,364,299	2,454,059

a Amount represents less than $.001 per share.

See notes to financial statements.

	Participant Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.014	.000[a]	.001	.015	.014
Distributions:
Dividends from net investment income	(.014)	(.000)[a]	(.001)	(.015)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.45	.01	.14	1.55	1.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.61	.61	.61
Ratio of net expenses to average net assets	.46	.05	.27	.59	.60
Ratio of net investment income to average net assets	1.11	.01	.13	1.47	1.36
Net Assets, end of period ($ x 1,000)	2,313,589	4,801,362	3,663,480	3,153,603	2,052,791

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Wealth Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.015	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.015)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.55	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.48	.53[e]
Ratio of net expenses to average net assets	.37	.06	.13[e]
Ratio of net investment income to average net assets	1.06	.01	.01[e]
Net Assets, end of period ($ x 1,000)	216,893	534,237	65

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Service Shares
	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.012	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.012)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	1.17	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.02	1.06[e]
Ratio of net expenses to average net assets	.79	.06	.12[e]
Ratio of net investment income to average net assets	1.23	.01	.01[e]
Net Assets, end of period ($ x 1,000)	2,312,388	1,893,407	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0011	1.0005	1.0002	.9999
Investment Operations:
Net investment income[a]	.0188	.0004	.0050	.0229	.0216
Net realized and unrealized gain (loss) on investments	.0013	(.0003)	(.0004)	(.0005)[b]	(.0003)
Total From Investment Operations	.0201	.0001	.0046	.0224	.0213
Distributions:
Dividends from net investment income	(.0200)	(.0004)	(.0040)	(.0221)	(.0210)
Dividends from net realized gain on investments	-	(.0000)[c]	-	-	-
Total Distributions	(.0200)	(.0004)	(.0040)	(.0221)	(.0210)
Net asset value, end of period	1.0009	1.0008	1.0011	1.0005	1.0002
Total Return (%)	2.03	.02	.47	2.27	2.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.13	.10	.11	.11	.09
Ratio of net investment income to average net assets	1.88	.04	.50	2.22	2.13
Net Assets, end of period ($ x 1,000)	4,251,425	5,412,181	4,906,825	10,233,582	9,526,673

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

See notes to financial statements.

	Investor Shares
	Year Ended January 31,
Dreyfus Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0011	1.0005	1.0002	1.0000
Investment Operations:
Net investment income[a]	.0157	.0001	.0017	.0196	.0188
Net realized and unrealized gain (loss) on investments	.0019	(.0003)	.0012[b]	.0004	(.0001)
Total From Investment Operations	.0176	(.0002)	.0029	.0200	.0187
Distributions:
Dividends from net investment income	(.0175)	(.0001)	(.0023)	(.0197)	(.0185)
Dividends from net realized gain on investments	-	(.0000)[c]	-	-	-
Total Distributions	(.0175)	(.0001)	(.0023)	(.0197)	(.0185)
Net asset value, end of period	1.0009	1.0008	1.0011	1.0005	1.0002
Total Return (%)	1.78	(.01)	.29	2.01	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.46	.46	.46	.46
Ratio of net expenses to average net assets	.38	.14	.28	.36	.34
Ratio of net investment income to average net assets	1.57	.01	.17	1.91	1.80
Net Assets, end of period ($ x 1,000)	38,032	52,125	201,650	171,215	101,165

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Administrative Shares
	Year Ended January 31,
Dreyfus Cash Management	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0011	1.0005	1.0002	1.0000
Investment Operations:
Net investment income[a]	.0189	.0001	.0034	.0225	.0225
Net realized and unrealized gain (loss) on investments	.0002	(.0002)	.0004[b]	(.0010)[b]	(.0023)
Total From Investment Operations	.0191	(.0001)	.0038	.0215	.0202
Distributions:
Dividends from net investment income	(.0190)	(.0001)	(.0032)	(.0212)	(.0200)
Dividends from net realized gain on investments	-	(.0000)[c]	-	-	-
Total Distributions	(.0190)	(.0001)	(.0032)	(.0212)	(.0200)
Net asset value, end of period	1.0010	1.0009	1.0011	1.0005	1.0002
Total Return (%)	1.93	.00[d]	.38	2.17	2.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	.31	.31	.31	.31
Ratio of net expenses to average net assets	.24	.14	.20	.21	.19
Ratio of net investment income to average net assets	1.90	.01	.32	2.15	2.03
Net Assets, end of period ($ x 1,000)	95,528	125,739	56,995	77,564	104,888

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Amount represents less than .01%.

See notes to financial statements.

	Preferred Shares
	Year Ended January 31,
Dreyfus Cash Management	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	1.0008	1.0000
Investment Operations:
Net investment income[b]	.0222	.0003
Net realized and unrealized gain (loss) on investments	(.0018)	0008
Total From Investment Operations	.0204	.0011
Distributions:
Dividends from net investment income	(.0203)	(.0003)
Dividends from net realized gain on investments	-	(.0000)[c]
Total Distributions	(.0203)	(.0003)
Net asset value, end of period	1.0009	1.0008
Total Return (%)	2.06	.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11	.12[e]
Ratio of net expenses to average net assets	.10	.10[e]
Ratio of net investment income to average net assets	2.22	.04[e]
Net Assets, end of period ($ x 1,000)	3,741,939	2,750,039

a On May 4, 2021, the fund commenced offering Preferred shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Institutional Shares
	Year Ended January 31,
Dreyfus Tax Exempt Cash Management	2023	2022	[a]	2021		2020		2019
Per Share Data ($):
Net asset value, beginning of period	.9999	.9999		1.0001		1.0000		1.0000
Investment Operations:
Net investment income[b]	.0137	.0001		.0039		.0133		.0122
Net realized and unrealized gain (loss) on investments	(.0014)	.0000	[c]	(.0007)	[d]	(.0005)	[d]	.0003
Total from Investment Operations	.0123	.0001		.0032		(.0128)		.0125
Distributions:
Dividends from net investment income	(.0122)	(.0001)		(.0034)		(.0127)		(.0125)
Net asset value, end of period	1.0000	.9999		.9999		1.0001		1.0000
Total Return (%)	1.23	.01		.32		1.29		1.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26	.27		.25		.26		.27
Ratio of net expenses to average net assets	.19	.08		.17		.20		.21
Ratio of net investment income to average net assets	1.37	.01		.38		1.28		1.23
Net Assets, end of period ($ x 1,000)	452,574	307,966		383,770		496,302		621,665

a On February 1, 2021, Investor shares were converted to Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Each fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective February 23, 2022, Dreyfus Government Cash Management commenced offering BOLDSM Shares.

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

As of the close of business on May 5, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Government Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Government Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Government Cash Management, in an amount equal to the aggregate net asset value of their investment in General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Government Cash Management’s Wealth and Service shares on the close of business on May 5, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 42,913,655 Wealth shares and 2,101,324,270 Service shares were issued to shareholders of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

As of the close of business on May 11, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Treasury Securities Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Treasury Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Treasury Securities Cash Management, in an amount equal to the aggregate net asset value of their investment in General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Treasury Securities Cash Management’s Wealth and Service shares on the close of business on May 11, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 539,703,024 Wealth shares and 1,781,715,447 Service shares were issued to shareholders of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

As of the close of business on May 4, 2021, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Preferred Money Market Fund’s Institutional and Hamilton shares were transferred to Dreyfus Cash Management in a tax free exchange at cost basis for Preferred shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares received Preferred shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares at the time of the exchange. The net asset value of Dreyfus Cash Management's Preferred shares on the close of business on May 4, 2021, after the reorganization was $1.0010 for Preferred shares, and a total of 3,631,145,830 Preferred shares were issued to shareholders of Dreyfus Preferred Money Market Fund’s Institutional and Hamilton shares in the exchange.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a

NOTES TO FINANCIAL STATEMENTS (continued)

sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth, Service and BOLDSM. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth and Service shares class of the funds are subject to a Shareholder Services Plan, and the Participant, Investor and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the funds’ weekly liquid assets.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”). Each Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if each fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

Institutional Funds: The Board has designated the Adviser as each fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in money market securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Money Market investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of money market securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2023, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each relevant fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2023, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2023, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 1 summarizes each fund’s components of accumulated earnings on a tax basis at January 31, 2023.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2023.

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2023 and January 31, 2022.

At January 31, 2023, the cost of investments for federal income tax purposes for each relevant fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Components of Accumulated Earnings
	Undistributed Tax-Exempt Income ($)	Undistributed Ordinary Income ($)	Accumulated Capital Losses ($)	Undistributed Capital Gains ($)	Unrealized Appreciation (Depreciation) ($)
Dreyfus Government Cash Management	-	395,988	(1,418,492)	-	-
Dreyfus Government Securities Cash Management	-	4,576	(52,219)	-	-
Dreyfus Treasury Obligations Cash Management	-	35,076	(1,949,592)	-	-
Dreyfus Treasury Securities Cash Management	-	152,206	(809,491)	-	(5,236)†
Dreyfus Cash Management	-	30,701	(1,466,143)	-	102,574
Dreyfus Tax Exempt Cash Management	17,599	-	-	-	28,669

† Amount represents a deferred wash sale at year end.

Table 2—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
Dreyfus Government Cash Management	1,418,490	2	1,418,492
Dreyfus Government Securities Cash Management	52,219	-	52,219
Dreyfus Treasury Obligations Cash Management	1,806,313	143,279	1,949,592
Dreyfus Treasury Securities Cash Management	809,491	-	809,491
Dreyfus Cash Management	1,466,143	-	1,466,143

† These capital losses can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid
	2023			2022
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Government Cash Management	-	2,271,821,810	-	-	33,580,440	-
Dreyfus Government Securities Cash Management		64,377,189		-	449,945	-
Dreyfus Treasury Obligations Cash Management	-	787,395,583	-	-	3,772,714	-
Dreyfus Treasury Securities Cash Management		716,385,831		-	4,351,462	-
Dreyfus Cash Management	-	165,113,597	-	-	3,345,087	-
Dreyfus Tax Exempt Cash Management	5,646,083	-	4,395	40,859	-	1,526

(f) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of

NOTES TO FINANCIAL STATEMENTS (continued)

the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of January 31, 2023, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of .10% of the value of the fund’s average daily nets assets and is payable monthly. For each fund except for Dreyfus Treasury Securities Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended January 31, 2023, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended January 31, 2023, as described below. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Government Cash Management and Dreyfus Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. For Dreyfus Cash Management, the Adviser has agreed to waive receipt of its fee and or assume the fund’s expense of the fund’s Institutional, Investor and Administrative shares. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed ..62% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time. The Adviser also has contractually agreed, from February 23, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s BOLDSM shares (excluding taxes, portfolio transaction costs and extraordinary expenses) do not exceed .18% of the value of applicable BOLDSM share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate the fee waiver agreement and/or expense limitation agreement at any time.

For Dreyfus Government Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Treasury Obligations Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2023, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from February 1, 2022 through June 1, 2023 so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

For Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Tax Exempt Cash Management, the Adviser has contractually agreed, from February 1, 2022 through June 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, portfolio transaction costs and extraordinary expenses) do not exceed .20% of the value of the fund’s average daily net assets. On or after June 1, 2023, the Adviser may terminate the expense limitation agreement at any time.

Table 4 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2023.

Table 4—Fee Waivers ($)

Dreyfus Government Cash Management	36,508,552
Dreyfus Government Securities Cash Management	376,699
Dreyfus Treasury Obligations Cash Management	11,066,438
Dreyfus Treasury Securities Cash Management	13,504,520
Dreyfus Cash Management	4,212,335
Dreyfus Tax Exempt Cash Management	240,644

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2023.

Table 5—Expense Reductions ($)

Dreyfus Government Cash Management	48,928,042
Dreyfus Government Securities Cash Management	905,135
Dreyfus Treasury Obligations Cash Management	5,498,217
Dreyfus Treasury Securities Cash Management	11,410,699
Dreyfus Cash Management	17,031
Dreyfus Tax Exempt Cash Management	8,579

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Institutional, Investor, Administrative, Participant, Wealth and Service shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. Dreyfus Cash Management’s Institutional shares pay the Distributor at annual rate of .10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate of .20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 6 summarizes the amount each relevant fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended January 31, 2023.

Table 6—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	8,991,443	5,981,290	4,578,167	5,651,576	11,342,208
Dreyfus Government Securities Cash Management	-	447,504	497,963	695,681	-	-
Dreyfus Treasury Obligations Cash Management	-	4,002,079	983,930	7,160,558	514,298	472,920
Dreyfus Treasury Securities Cash Management	-	3,319,007	6,008,567	8,420,162	904,775	5,666,439
Dreyfus Cash Management	4,596,184	97,705	174,856	-	-	-

NOTES TO FINANCIAL STATEMENTS (continued)

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares. Institutional shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of .25% and Dreyfus Cash Management’s Institutional reimburse the Distributor at an amount not to exceed an annual rate of .05%, of the value of Institutional shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of each fund, and services related to the maintenance of shareholder accounts. Table 7 summarizes the amount each relevant fund’s Institutional shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended January 31, 2023.

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pays the Distributor at an annual rate of .15% and .55%, respectively, of the value of the applicable shares class’ average daily net assets. Dreyfus Cash Management Investor shares pays the Distributor at an annual rate of .10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Service Plan, the Distributor may make payments to certain Service Agent in respect of these services. Table 8 summarizes the amount each relevant fund was charged pursuant to the Administrative Services Plan during the period ended January 31, 2023.

Table 7—Reimbursement Shareholder Services Plan Fees
Institutional Shares ($)
Dreyfus Government Cash Management	317,664
Dreyfus Treasury Obligations Cash Management	250,965
Dreyfus Treasury Securities Cash Management	336,915
Dreyfus Cash Management	91,215
Dreyfus Tax Exempt Cash Management	35,623

Table 8—Administrative Services Plan Fees
	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	2,746,900	24,952,858
Dreyfus Government Securities Cash Management	-	417,409	-
Dreyfus Treasury Obligations Cash Management	-	4,296,335	1,040,424
Dreyfus Treasury Securities Cash Management	-	5,052,097	12,466,166
Dreyfus Cash Management	39,082	-	-

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the Custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2023, which is included in Shareholder servicing costs in the Statements of Operations. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 10 summarizes the amount each fund was charged during the period ended January 31, 2023 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 10.

Table 9—Transfer Agent Fees
	Transfer Agent Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	82,698	(5,468)
Dreyfus Government Securities Cash Management	2,860	(231)
Dreyfus Treasury Obligations Cash Management	11,474	(1,000)
Dreyfus Treasury Securities Cash Management	60,257	(3,103)
Dreyfus Cash Management	98,303	(672)
Dreyfus Tax Exempt Cash Management	1,930	(161)

Table 10—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	1,875,415	-
Dreyfus Government Securities Cash Management	66,060	-
Dreyfus Treasury Obligations Cash Management	510,976	-
Dreyfus Treasury Securities Cash Management	771,751	-
Dreyfus Cash Management	175,942	-
Dreyfus Tax Exempt Cash Management	29,436	(16,648)

NOTES TO FINANCIAL STATEMENTS (continued)

Each relevant fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. Table 11 summarizes the amount each fund was charged during the period ended January 31, 2023 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 11—BNY Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	3,513
Dreyfus Treasury Obligations Cash Management	127
Dreyfus Treasury Securities Cash Management	3,534

During the period ended January 31, 2023, each fund was charged $16,947 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 12 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 13 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2023.

Table 14 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2023.

Table 12—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	26,060,107	3,616,671	2,500,197	1,069,938	5,443	18,380	(3,994,962)
Dreyfus Government Securities Cash Management	670,907	129,957	36,676	34,937	5,443	558	(33,545)
Dreyfus Treasury Obligations Cash Management	8,104,876	1,290,165	521,773	293,938	5,443	2,278	(1,215,556)
Dreyfus Treasury Securities Cash Management	6,806,209	1,657,793	1,413,853	433,938	5,443	14,845	(1,012,354)
Dreyfus Cash Management	692,229	406,913	2,998	101,438	5,443	23,927	(177,644)
Dreyfus Tax Exempt Cash Management	89,812	4,000	-	6,262	5,443	345	(21,566)

Table 13—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	490,885,000	293,750,000

Table 14—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	8,135,000,000	102,574	-	102,574
Dreyfus Tax-Exempt Cash Management	454,266,465	28,971	(302)	28,669

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 22, 2023

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2023:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes), except $4,395 that is being designated as a long-term capital gain distribution for reporting purposes.

For state individual income tax purposes Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2023 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Securities Cash Management-	100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2023 as qualifying interest related dividends:

Dreyfus Government Cash Management-	100%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Cash Management-	100%
Dreyfus Treasury Securities Cash Management-	100%
Dreyfus Cash Management-	37.35%

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (79)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 88

———————

Francine J. Bovich (71)
Board Member (2015)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 49

———————

J. Charles Cardona (67)
Board Member (2014)

Principal Occupation During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 37

———————

Andrew J. Donohue (72)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 42

———————

Isabel P. Dunst (75)
Board Member (1991)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018)

• Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015-Present)

• Bend the ARC, a civil rights organization, Board Member (2016-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (79)
Board Member (2014)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 29

———————

Robin A. Melvin (59)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Westover School, a private girls' boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 68

———————

Roslyn M. Watson (73)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company. Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 42

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Benaree Pratt Wiley (76)
Board Member (2007)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-2020)

No. of Portfolios for which Board Member Serves: 59

———————

Tamara Belinfanti (47)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• New York Law School, Lester Martin Professor of Law (2009-Present)

No. of Portfolios for which Advisory Board Member Serves: 22

———————

Gordon J. Davis (81)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm, Partner (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Family of Funds (53 funds), Board Member (1995-August 2021)

No. of Portfolios for which Advisory Board Member Serves: 39

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 53 investment companies (comprised of 103 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 47 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 53 investment companies (comprised of 103 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022, Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 53 investment companies (comprised of 103 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 123 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 53 investment companies (comprised of 108 portfolios) managed by the Adviser. He is 65 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 47 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	BOLDSM	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX	DBLXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX					DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation CMGTAR0123

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,550 in 2022 and $35,550 in 2023.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,198 in 2022 and $7,047 in 2023. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2022 and $0 in 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2022 and $3,342 in 2023. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,158 in 2022 and $7,158 in 2023.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $56 in 2022 and $29 in 2023. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2022 and $0 in 2023.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $3,112,807 in 2022 and $1,806,225 in 2023.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ David J. DiPetrillo
      David J. DiPetrillo

      President (Principal Executive Officer)

Date: March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo
      David J. DiPetrillo

      President (Principal Executive Officer)

Date: March 23, 2023

By: /s/ James Windels

      James Windels

      Treasurer (Principal Financial Officer)

Date: March 22, 2023

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)